Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Summary of Intangible Assets Estimated Useful Livess	The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Computer software	3 years

Summary of the impact arising from the adoption of ASC 842
The impact arising from the adoption of ASC 842 at January 1, 2021 for leases was as follows:

	Balance as of December 31, 2020	Adjustment due to the adoption of ASC 842	Balance as of January 1, 2021
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	57,329	(93)	57,236
Operating right-of-use assets	—	36,542	36,542
Liabilities:
Accrued liabilities and other current liabilities	83,648	(2,570)	81,078
Capital lease obligations, current	4,816	(4,816)	—
Current portion of operating lease liabilities	—	11,403	11,403
Current portion of finance lease liabilities	—	4,816	4,816
Non-current portion of operating lease liabilities	—	27,616	27,616